Loss per share - Schedule of basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Numerator:
Net loss attributable to ECARX Holdings Inc.	$ (66,043)	$ (129,765)		$ (133,315)
Denominator:
Weighted average number of ordinary shares, basic (in shares)	338,659,826	336,641,846	[1]	337,407,225	[1]
Weighted average number of ordinary shares, diluted (in shares)	338,659,826	336,641,846	[1]	337,407,225	[1]
Net loss per share attributable to ordinary shareholders - basic (in USD per share)	$ (0.20)	$ (0.39)	[1]	$ (0.40)	[1]
Net loss per share attributable to ordinary shareholders - diluted (in USD per share)	$ (0.20)	$ (0.39)	[1]	$ (0.40)	[1]

[1]	Restated (refer to Note 2(c))